Share-based Payments, Narrative - Ariya Stock Option Exchange (Details) - shares		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payments Table [Line Items]
Number of share options granted in share-based payment arrangement		5,424,000	4,076,982	3,634,183
Common shares [member] | PureTech LYT [Member]
Share-based Payments Table [Line Items]
Number of share options granted in share-based payment arrangement	2,147,965